TYPE			13F-HR

PERIOD			03/31/09

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: MARCH 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   JULY 20, 2009

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH MARCH 31, 2009.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  28 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $16,381(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      613     5830 SH       Sole                     3640              2190
                                                                29      275 SH       Other                                       275
COVIDIEN LTD                   COM              G2554F105      782    23528 SH       Sole                    15023              8505
                                                                21      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104      965    33765 SH       Sole                    21235             12530
                                                                45     1560 SH       Other                                      1560
GOOGLE INC CL A                COM              38259p508      599     1720 SH       Sole                     1075               645
                                                                28       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2013    38265 SH       Sole                    24687             13578
                                                                84     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      946    42445 SH       Sole                    26518             15927
                                                                48     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1021    15055 SH       Sole                     9500              5555
                                                                47      690 SH       Other                                       690
PHILIP MORRIS INTL             COM              718172109     1702    47848 SH       Sole                    30313             17535
                                                               110     3100 SH       Other                                      3100
SPDR GOLD TRUST                COM              78463V107      662     7335 SH       Sole                     4605              2730
                                                                31      340 SH       Other                                       340
SPDR TRUST SER 1               COM              78462f103     2412    30330 SH       Sole                    19065             11265
                                                               112     1405 SH       Other                                      1405
ST JUDE MEDICAL                COM              790849103     1017    28000 SH       Sole                    17865             10135
                                                                44     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101      892    26190 SH       Sole                    16560              9630
                                                                38     1110 SH       Other                                      1110
WAL-MART STORES                COM              931142103     1314    25215 SH       Sole                    15800              9415
                                                                61     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102      718    19680 SH       Sole                    12665              7015
                                                                30      825 SH       Other                                       825